EQUITY - Schedule Of Non-controlling Interests (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Equity	$ 166,194	$ 165,383
Non-controlling interests
Disclosure of classes of share capital [line items]
Equity	118,308	119,406
Common shares | Non-controlling interests
Disclosure of classes of share capital [line items]
Equity	113,480	114,389
Preferred shares | Non-controlling interests
Disclosure of classes of share capital [line items]
Equity	$ 4,828	$ 5,017